Derivatives	3 Months Ended
Mar. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives	Derivatives
The Company has entered into interest rate cap and swap agreements for purposes of managing its exposure to interest rate fluctuations.

On November 29, 2022, the Company entered into two interest rate cap agreements ("2022 Caps") with an initial total notional value of $2,101 million to limit its exposure to changes in the variable interest rate on its Senior Secured Credit Facilities. Interest on the 2022 Caps began accruing on December 30, 2022 and the interest rate caps expire on December 31, 2024. The Company pays a fixed rate of 0.42% and receives a variable rate equal to the amount that the three-month SOFR exceeds 4.75%.

On November 29, 2022, the Company entered into an interest rate swap agreement ("2022 Swap") with an initial notional value of $1,101 million to limit its exposure to changes in the variable interest rate on its Senior Secured Credit Facilities. Interest on the 2022 Swap begins accruing on December 31, 2024 and the interest rate swap expires on September 30, 2026. The Company pays a fixed rate of 3.4% and receives a variable rate of interest equal to the three-month SOFR on the 2022 Swap.

The 2022 Caps and the 2022 Swap are designated as cash flow hedges. Gains and losses are initially reported as a component of other comprehensive income/loss and subsequently recognized in net income.

The fair value of the Company’s derivative financial instruments, on a gross basis, are summarized in the following table:

	March 31, 2024			December 31, 2023
	Asset	Liability	Notional	Asset	Liability	Notional
	(in thousands)			(in thousands)
Interest Rate Caps	$—	$270	$1,463,106	$—	$1,871	$1,600,606
Interest Rate Swap	8,225	—	1,100,606	—	540	1,100,606
Total derivatives designated as hedging instruments	$8,225	$270	$2,563,712	$—	$2,411	$2,701,212

As of March 31, 2024, the Company recognized a current derivative asset of $2.9 million within other receivables, a non-current derivative asset of $5.3 million within non-current other receivables and a current derivative liability of $0.3 million within other liabilities (December 31, 2023: current derivative liability of $1.9 million within other liabilities and a non-current derivative liability of $0.5 million within non-current other liabilities).

During the three months ended March 31, 2024, the Company recognized a gain of $9.1 million within other comprehensive income/loss (March 31, 2023: $3.9 million loss) after a reclassification of $0.7 million gain from other comprehensive income/loss to the income statement (March 31, 2023: $2.3 million expense).

During the next 12 months, the Company estimates that an additional $2.0 million will be reflected as interest income in the consolidated statements.